NITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            July 20, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 188,319 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP      VALUE   SH/  SHS or  PT/ INV   OTH	VTNG AUTH
        			  ($1000)  PR    PR AM  CL  DIS   MGR    SL    SH      NO
AM EGL     COM            02553E106     590  SH    41,629   SOLE  NONE    41,629 0    0
ISHRS TR   KLD 400 IDX    464288570   2,560  SH    74,129   SOLE  NONE    74,129 0    0
ISHRS TR   BCLS TIPS BD   464287176  14,025  SH   137,984   SOLE  NONE   131,189 0  6,795
ISHRS TR   RUSL1000VL     464287598   1,337  SH    28,100   SOLE  NONE    28,100 0    0
ISHRS TR   RUSL3000       464287689   2,595  SH    48,178   SOLE  NONE    48,178 0    0
ISHRS TR   RUSL 3000VL    464287663  21,766  SH   351,174   SOLE  NONE   339,195 0 11,979
SPDR TR    DJWS REIT ETF  78464A607   3,033  SH    89,374   SOLE  NONE    84,770 0  4,604
SP IDX FD  DJWS INTL REAL 78463X863  14,947  SH   520,264   SOLE  NONE   505,516 0 14,748
VGD FSD    REIT ETF       922908553  35,854  SH 1,156,212   SOLE  NONE 1,115,126 0 41,086
VGD FDS    STK MRK ETF    922908769  91,611  SH 1,979,918   SOLE  NONE 1,910,817 0 69,101


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